Share-based payment arrangements	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Share-based payment arrangements	Share-based payment arrangements
Description of share-based payment arrangements:
All remaining share-based payments have been settled in 2023.
During 2023, the Group had the following share-based payment arrangements:
Long term incentive plan 2020 (Equity-settled)
As of December 31, 2023, 88,127 RSUs were vested, which have been transferred to the beneficiaries out of treasury shares. The compensation expense recognized in the consolidated statement of profit or loss during 2023 was $0.2 million.

Long term incentive plan 2021 (Equity-settled)

As of December 31, 2023, 131,529 RSUs were vested consisting of 64,414 RSUs which were vested at the first anniversary date, 14,530 at the second anniversary date and 52,585 RSUs were vested on November 22, 2023 due to the change of control whereby CMB acquired the shares of Frontline. In total 131,529 RSUs have been transferred to the beneficiaries out of treasury shares. The compensation expense recognized in the consolidated statement of profit or loss during 2023 was an expense of $0.8 million.

Long term incentive plan 2022 (Equity-settled)

As of December 31, 2023, 110,730 RSU's were vested consisting of 12,203 RSUs which were vested at the first anniversary date and 98,527 RSUs were vested on November 22, 2023 due to the change of control whereby CMB acquired the shares of Frontline. In total 110,730 RSUs have been transferred to the beneficiaries out of treasury shares. The compensation expense recognized in the consolidated statement of profit or loss during 2023 was $1.3 million.

Long term incentive plan 2023 (Equity-settled)

As of December 31, 2023, 120,079 RSU's were vested due to the change of control whereby CMB acquired the shares of Frontline and all RSUs have been transferred to the beneficiaries out of treasury shares. The compensation expense recognized in the consolidated statement of profit or loss during 2023 was $1.6 million.

Measurement of Fair Value

The liability in respect of its obligations under the LTIP 2020, LTIP 2021, LTIP 2022 and LTIP 2023 is subject for 75% to a relative TSR (Total Shareholder Return) compared to a peer group over a three years period. Each yearly measurement to be worth 1/3rd of 75% of the award. And subject for 25% to an absolute TSR of the Company's shares measured each year for 1/3 of 25% of the award. In total 144,392 RSUs were granted on April 1, 2020 in relation to the LTIP 2020, 193,387 RSUs were granted on April 1, 2021 in relation to the LTIP 2021, 163,022 RSUs were granted on April 1, 2022 in relation to the LTIP 2022 and 120,079 RSUs were granted on April 1, 2023 in relation to the LTIP 2023. As of December 31, 2023, 88,127 RSUs were vested in relation to the LTIP 2020, 131,529 RSUs were vested in relation to the LTIP 2021, 110,730 RSUs were vested in relation to the LTIP 2022 and 120,079 RSUs were vested in relation to the LTIP 2023. All RSUs have been transferred to the beneficiaries out of treasury shares.
Expenses recognized in profit or loss
For details on related employee benefits expense, see Note 5. The expenses related to the LTIP 2020, LTIP 2021, LTIP 2022 and LTIP 2023 amounted to $3.9 million and are included in employee benefits and administrative expenses.